Equity (Details) - Stock options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares
Option Indexed to Issuers Equity [Line Items]
Expected Terms (years)	10 years
Dividend Yield	0.00%
Minimum [Member]
Option Indexed to Issuers Equity [Line Items]
Expected Volatility	126.00%
Risk Free Interest Rate	0.73%
Grant Date Fair Value Per share	$ 1.22
Maximum [Member]
Option Indexed to Issuers Equity [Line Items]
Expected Volatility	228.00%
Risk Free Interest Rate	1.65%
Grant Date Fair Value Per share	$ 5.15